7. Research and Development Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfResearchAndDevelopmentExpensesLineItems [Line Items]
Research and development expenses	€ 21,489	€ 30,180	€ 22,008
Third-party services
DisclosureOfResearchAndDevelopmentExpensesLineItems [Line Items]
Research and development expenses	12,299	20,170	15,386
Personnel expenses
DisclosureOfResearchAndDevelopmentExpensesLineItems [Line Items]
Research and development expenses	5,639	6,648	3,637
Legal, consulting and patent expenses
DisclosureOfResearchAndDevelopmentExpensesLineItems [Line Items]
Research and development expenses	890	758	902
Costs of Materials
DisclosureOfResearchAndDevelopmentExpensesLineItems [Line Items]
Research and development expenses	994	1,028	902
Amortization and depreciation
DisclosureOfResearchAndDevelopmentExpensesLineItems [Line Items]
Research and development expenses	309	322	308
Operating lease expenses
DisclosureOfResearchAndDevelopmentExpensesLineItems [Line Items]
Research and development expenses	345	297	267
Other expenses
DisclosureOfResearchAndDevelopmentExpensesLineItems [Line Items]
Research and development expenses	€ 1,013	€ 957	€ 606